Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Supplement [Text Block]	dst1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The “Non-diversification risk” information contained under the ”MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus is hereby removed.

DWS Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The “Non-diversification risk” information contained under the ”MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus is hereby removed.